CONVERTIBLE PROMISSORY NOTES (Details Narrative)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($)
Statement [Line Items]
Gross Net proceeds on issuance of promissory notes				$ 351,250
Net proceeds on issuance of promissory notes	$ 150,940	$ 81,137	$ 402,300		$ 339,360
Proceeds net of transaction costs			402,300
Derivative Liability
Statement [Line Items]
Proceeds net of transaction costs			1,255,211
Derivative liability	1,255,206		1,255,206
Remaining balance of net proceeds				$ 10,001
Deferred Derivative Loss Increase
Statement [Line Items]
Net proceeds on issuance of promissory notes			438,881		286,385
Per share price | $ / shares				$ 0.0034
Deferred derivative loss	$ (155,731)	$ (339,360)	$ (155,731)		(339,360)
Risk-free rate			0.52%	0.52%		0.25%
Fair value						$ 1,610,858	$ 371,161
Dividend yield			0.00%	0.00%		0.00%
Proceeds net of transaction costs			$ (862,912)
Convertible Promissory Note
Statement [Line Items]
Net proceeds on issuance of promissory notes			381,500		$ 254,203
Nominal value of convertible bonds							$ 1,000
Proceeds net of transaction costs			$ 29,250
Notes to stock fair value				$ 185,553,889
Share issued | shares			690,210,266	690,210,266	690,210,266
Minimum
Statement [Line Items]
Bear interest rate basis	10.00%		10.00%				10.00%
Percentage of prepayment premium	15.00%		15.00%				15.00%
Expected life			3 days	3 days		0 years
Stock price volatility			105.00%	105.00%		172.00%
Per share price | $ / shares						$ 0.001
Maximum
Statement [Line Items]
Bear interest rate basis	12.00%		12.00%				12.00%
Percentage of prepayment premium	40.00%		40.00%				40.00%
Expected life			11 months 1 day	11 months 1 day		9 months 18 days
Stock price volatility			278.00%	278.00%		502.00%
Per share price | $ / shares						$ 0.004